UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund

Portfolio of Investments, September 30, 2018 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 95.1% ($196,550,024)
Cloud Computing — 2.9% ($5,977,500)
Box, Inc., Class A *	250,000	$5,977,500
Communications — 3.5% ($7,292,138)
Equinix, Inc.	5,027	2,176,138
ViaSat, Inc. *	80,000	5,116,000
Computer — 1.0% ($2,144,530)
Apple, Inc.	9,500	2,144,530
Computer Storage Devices — 1.3% ($2,595,000)
Pure Storage, Inc., Class A *	100,000	2,595,000
Consumer Electronics — 8.7% ($18,062,200)
Fitbit, Inc., Class A *	100,000	535,000
Roku, Inc. *	240,000	17,527,200
Education — 4.0% ($8,244,700)
Chegg, Inc. *	290,000	8,244,700
Internet — 28.3% ($58,420,956)
Alibaba Group Holding, Ltd. - SP ADR *	35,000	5,766,600
Alphabet, Inc., Class C *	4,016	4,792,975
Amazon.com, Inc. *	5,000	10,015,000
Baidu, Inc. - SP ADR *	15,000	3,430,200
Match Group, Inc. *	100,000	5,791,000
Netflix, Inc. *	35,000	13,094,550
Pandora Media, Inc. *	200,000	1,902,000
PayPal Holdings, Inc. *	40,000	3,513,600
Tencent Holdings, Ltd.	245,000	10,115,031
Networking — 14.2% ($29,290,200)
Arista Networks, Inc. *	70,000	18,610,200
Nutanix, Inc., Class A *	250,000	10,680,000
Other Electronics — 2.0% ($4,165,700)
Cree, Inc. *	110,000	4,165,700
Semiconductors — 4.0% ($8,329,600)
II-VI, Inc. *	100,000	4,730,000
MaxLinear, Inc. *	70,000	1,391,600
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	50,000	2,208,000
Services — 0.1% ($240,000)
Net 1 UEPS Technologies, Inc. *	30,000	240,000
Social Networking — 4.7% ($9,677,500)
Facebook, Inc., Class A *	45,000	7,400,700
Twitter, Inc. *	80,000	2,276,800

Software — 20.4% ($42,110,000)
Adobe Systems, Inc. *	25,000	6,748,750
Guidewire Software, Inc. *	55,000	5,555,550
Palo Alto Networks, Inc. *	20,000	4,505,200
Proofpoint, Inc. *	30,000	3,189,900
Splunk, Inc. *	40,000	4,836,400
Twilio Inc., Class A *	140,000	12,079,200
Workday, Inc., Class A *	30,000	4,379,400
Zscaler, Inc. *	20,000	815,600

INVESTMENT COMPANY — 4.8% ($9,844,749)
Fidelity Investments Money Market Funds - Treasury Portfolio (1)	9,844,749	9,844,749
Total Investments (Cost $108,336,566) — 99.9%		$206,394,773
Other assets in excess of liabilities — 0.1%		220,709

Net Assets — 100.0%		$206,615,482

*	Non-income producing security.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

1

Firsthand Alternative Energy Fund

Portfolio of Investments, September 30, 2018 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 96.9% ($4,939,270)
Advanced Materials — 8.9% ($453,060)
Corning, Inc.	6,460	$228,038
Praxair, Inc.	1,400	225,022
SunEdison, Inc. *	21,130	0
Biotech — 3.4% ($172,740)
GW Pharmaceuticals PLC ADR *	1,000	172,740
Electrical Equipment — 3.2% ($165,410)
ABB, Ltd. - SP ADR	7,000	165,410
Energy Efficiency — 12.2% ($620,185)
Honeywell International, Inc.	1,580	262,912
Itron, Inc. *	5,565	357,273
Engineering Service — 3.3% ($166,900)
Quanta Services, Inc. *	5,000	166,900
Environmental Services — 1.6% ($81,328)
Advanced Emissions Solutions, Inc.	6,800	81,328
Industrials — 8.2% ($420,425)
3M Co.	1,000	210,710
United Technologies Corp.	1,500	209,715
Intellectual Property — 0.0% ($2,122)
Silicon Genesis Corp., Common * (1)	181,407	2,122
Materials — 3.2% ($162,768)
AdvanSix, Inc. *	83	2,818
Aspen Aerogels, Inc. *	35,000	159,950
Other Electronics — 12.7% ($647,712)
Cree, Inc. *	8,000	302,960
Intevac, Inc. *	15,800	82,160
Koninklijke Philips Electronics N.V.	5,770	262,592
Renewable Energy — 29.8% ($1,517,623)
Amtech Systems, Inc. *	6,600	35,244
First Solar, Inc. *	7,000	338,940
Iberdrola S.A.	21,565	158,691
Motech Industries, Inc. *	58,069	19,304
Orion Energy Systems, Inc. *	14,000	13,440
Sharp Corp.	1,100	22,354
Siemens Gamesa Renewable Energy S.A. *	7,271	92,018
SolarEdge Technologies, Inc. *	7,000	263,550
SunPower Corp., Class B *	19,931	145,496
Sunrun, Inc. *	5,000	62,200
ULVAC, Inc.	2,700	101,351
Vestas Wind Systems A.S.	3,000	202,635
Vivint Solar, Inc. *	12,000	62,400
Semiconductors — 7.2% ($366,497)
Power Integrations, Inc.	5,799	366,497
Waste & Environment Service — 3.2% ($162,500)
Covanta Holding Corp.	10,000	162,500
Preferred Stock — 0.0% ($999)
Intellectual Property — 0.0% ($999)
Silicon Genesis Corp., Series 1-C * (1)	152	95
Silicon Genesis Corp., Series 1-E * (1)	3,000	904
Investment Company — 0.1% ($6,208)
Fidelity Investments Money Market Funds - Treasury Portfolio (2)	6,208	6,208
Total Investments
(Cost $5,096,436) — 97.0%		4,946,477
Other assets in excess of liabilities — 3.0%		151,898

Net Assets — 100.0%		$5,098,375

*	Non-income producing security.
(1)	Restricted/illiquid security (0.06% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

2

NOTES TO PORTFOLIO OF INVESTMENTS

September, 2018 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2018.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$103,521,656	$1,335,086
Gross unrealized depreciation	(5,463,449)	(1,485,045)
Net unrealized appreciation (depreciation)	$98,058,207	$(149,959)
Federal income tax cost, investments	$108,336,566	$5,096,436

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. As of September 30, 2018, the funds did not hold any options.

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2018 (unaudited)

As of September 30, 2018, the Alternative Energy Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,956	$1,285	0.0	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	837	0.0	%*
Silicon Genesis Corp., Series 1-C Preferred Stock	September 2, 2008	152	46	95	0.0	%*
Silicon Genesis Corp., Series 1-E Preferred Stock	September 2, 2008	3,000	2,878	904	0.0	%*
			$57,346	$3,121	0.1%

*	Less than 0.05%

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of September 30, 2018, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2018 (unaudited)

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2018:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Cloud Computing	$5,977,500	$—	$—
Communications	7,292,138	—	—
Computer	2,144,530	—	—
Computer Storage Devices	2,595,000	—	—
Consumer Electronics	18,062,200	—	—
Education	8,244,700
Internet	58,420,956	—	—
Networking	29,290,200	—	—
Other Electronics	4,165,700
Semiconductors	8,329,600	—	—
Services	240,000
Social Networking	9,677,500	—	—
Software	42,110,000	—	—
Total Common Stock	196,550,024	—	—
Investment Company	9,844,749	—	—
Total	$206,394,773	$—	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2018 (unaudited)

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$453,060	$—	$—
Biotech	172,740	—	—
Electrical Equipment	165,410	—	—
Energy Efficiency	620,185	—	—
Engineering Service	166,900	—	—
Environmental Services	81,328	—	—
Industrials	420,425	—	—
Intellectual Property	—	—	2,122
Materials	162,768	—	—
Other Electronics	647,712	—	—
Renewable Energy	1,517,623	—	—
Semiconductors	366,497	—	—
Waste & Environment Service	162,500	—	—
Total Common Stocks	4,937,148	—	2,122
Preferred Stocks	—	—	999
Investment Company	6,208	—	—
Total	$4,943,356	$—	$3,121

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2018, there were no transfers between Levels 1 and 2 for the Fund.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of 12/31/17	Net Purchases	Net Sales	Net realized gains/ (Losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of 09/30/18
Common Stocks
Intellectual Property	$2,612	$—	$—	$—	$(490)	$—	$2,122
Preferred Stocks	1,098	—	—	—	(99)	—	999
Total	$3,710	$—	$—	$—	$(589)	$—	$3,121

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2018 (unaudited)

The below chart represents quantitative disclosure about significant unobservable inputs for level 3 fair value measurements:

	Fair value at 09/30/18	Valuation Techniques	unobservable inputs	range
Direct venture capital investments: Intellectual Property	$ 3,121	Prior Transaction Analysis Option Pricing Model	Years to Maturity Volatility Risk-Free Rate Discount for Lack of Marketability Adjustment for Market Movement	5 years (5 years) 55.0% (55.0%) 2.73% (2.73%) 0.0% - 24.3% (0.1%) -43.8% (-43.8%)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	November 27, 2018

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer

Date	November 27, 2018

*	Print the name and title of each signing officer under his or her signature.